Guarantor Information - Additional information (Detail)	Dec. 31, 2015
4.625 Notes [Member]
Parent Company Only Financial Information [Line Items]
Interest rate (as a percent)	4.625%
Senior Notes4.875 Percent Due2023 [Member]
Parent Company Only Financial Information [Line Items]
Interest rate (as a percent)	4.875%
Eagle Spinco Inc And Guarantor Subsidiaries [Member]
Parent Company Only Financial Information [Line Items]
Ownership interest (as a percent)	100.00%